Cover	Apr. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 14, 2026
Entity Registrant Name	PELTHOS THERAPEUTICS INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41964
Entity Tax Identification Number	86-3335449
Entity Address, Address Line One	4020 Stirrup Creek Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	908-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PTHS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001919246